CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Revenues
Organized tours	$ 1,136,015	¥ 7,358,879	¥ 3,432,825	¥ 1,892,826
Self-guided tours	29,973	194,162	93,126	48,901
Others	19,720	127,745	28,756	20,744
Total revenues	1,185,708	7,680,786	3,554,707	1,962,471
Less: Business and related taxes	(5,484)	(35,526)	(19,768)	(12,784)
Net revenues	1,180,224	7,645,260	3,534,939	1,949,687
Cost of revenues	(1,123,016)	(7,274,675)	(3,308,801)	(1,829,665)
Gross profit	57,208	370,585	226,138	120,022
Operating expenses
Research and product development	(46,034)	(298,199)	(104,881)	(38,994)
Sales and marketing	(178,171)	(1,154,155)	(434,191)	(110,071)
General and administrative	(59,502)	(385,442)	(166,988)	(69,679)
Other operating income	1,879	12,175	6,902	1,689
Total operating expenses	(281,828)	(1,825,621)	(699,158)	(217,055)
Loss from operations	(224,620)	(1,455,036)	(473,020)	(97,033)
Other income/(expenses)
Interest income	11,812	76,516	31,284	16,163
Foreign exchange gains/(losses), net	(12,831)	(83,118)	(5,334)	1,286
Other loss, net	(205)	(1,336)	(788)	(48)
Loss before income tax expense	(225,844)	(1,462,974)	¥ (447,858)	¥ (79,632)
Income tax benefit	91	589
Net loss	(225,753)	(1,462,385)	¥ (447,858)	¥ (79,632)
Net loss attributable to noncontrolling interests	(464)	(3,006)
Net loss attributable to Tuniu Corporation	(225,289)	(1,459,379)	¥ (447,858)	¥ (79,632)
Deemed dividends to preferred shareholders | ¥			(15,606)	(59,428)
Net loss attributable to ordinary shareholders	(225,289)	(1,459,379)	(463,464)	(139,060)
Net loss	(225,753)	(1,462,385)	(447,858)	(79,632)
Other comprehensive income/( loss)
Foreign currency translation adjustment, net of nil tax	29,038	188,106	(1,358)	(4,857)
Comprehensive loss	(196,715)	(1,274,279)	¥ (449,216)	¥ (84,489)
Comprehensive loss attributable to noncontrolling interests	(464)	(3,006)
Comprehensive loss attributable to Tuniu Corporation	$ (196,251)	¥ (1,271,273)	¥ (449,216)	¥ (84,489)
Loss per share
Basic and diluted (in dollars per share) | (per share)	$ (0.91)	¥ (5.88)	¥ (4.38)	¥ (5.35)
Weighted average number of ordinary shares used in computing basic and diluted loss per share (in shares) | shares	248,362,837	248,362,837	105,746,313	26,000,000